Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 4,639,495	$ 4,048,767
Adjustments to reconcile net income to net cash used in operating activities:
Restricted stock expense	391,777	263,216
Net cash provided by operating activities	17,995,363	10,223,471
Cash flows from investing activities:
Net cash used in investing activities	(40,866,754)	(34,625,862)
Cash flows from financing activities:
Dividends paid on common stock	(600,452)	(453,105)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(26,749)	(15,642)
Issuance of 1,951,220 common shares, net	18,958,464	0
Net cash provided by (used in) financing activities	31,246,592	32,098,162
Net increase (decrease) in cash and cash equivalents	8,375,201	7,695,771
Parent Company [Member]
Cash flows from operating activities:
Net income	4,639,495	4,048,767
Adjustments to reconcile net income to net cash used in operating activities:
Equity in undistributed income of subsidiary	2,792,209	3,616,525
Restricted stock expense	391,777	263,216
Other, net	181,923	157,883
Net cash provided by operating activities	2,420,986	853,341
Cash flows from investing activities:
Investment in subsidiary bank	(20,450,000)	0
Net cash used in investing activities	(20,450,000)	0
Cash flows from financing activities:
Dividends paid on common stock	(600,452)	(453,105)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(26,749)	(15,642)
Issuance of 1,951,220 common shares, net	18,958,464	0
Net cash provided by (used in) financing activities	17,988,803	(811,207)
Net increase (decrease) in cash and cash equivalents	(40,211)	42,134
Cash and cash equivalents at beginning of year	48,525	6,391
Cash and cash equivalents at end of year	$ 8,314	$ 48,525